RELATED PARTY TRANSACTIONS - Other income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Interest income from related parties	¥ 5,954	¥ 3,659	¥ 98,051
IFM
RELATED PARTY TRANSACTIONS
Interest income from related parties		2,209	2,289
Interest income from related parties	(753)
Yuanjing Mingde
RELATED PARTY TRANSACTIONS
Interest income from related parties	0	0	92,013
Xinhewan
RELATED PARTY TRANSACTIONS
Interest income from related parties	4,301	0	0
Executive directors
RELATED PARTY TRANSACTIONS
Interest income from related parties	0	0	1,800
Others.
RELATED PARTY TRANSACTIONS
Interest income from related parties	¥ 2,406	¥ 1,450	¥ 1,949